Loss Per Share (Details Textual)	12 Months Ended
Dec. 31, 2012
Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	548,550
Employee Stock Option [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	345,000